Everlake Life Insurance Company Variable Annuity Separate Account C

Financial Statements as of December 31, 2024 and for the years ended December 31, 2024 and 2023 and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Audit and Risk Committee of the Board of Directors of
Everlake US Holdings Company and the Contractholders of
Everlake Life Insurance Company Variable Annuity Separate Account C
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of net assets for each of the sub-accounts of Everlake Life Insurance Company Variable Annuity Separate Account C (the "Account") listed in Appendix A, as of December 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
April 7, 2025
We have served as the auditor of Everlake Life Insurance Company (the sponsor company) since 2001.

Everlake Life Insurance Company Variable Annuity Separate Account C                             Appendix A

Sub-account	Statements of Net Assets	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
DWS Capital Growth VIP Class A	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
DWS Core Equity VIP Class A	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
DWS CROCI® International VIP Class A	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
DWS Global Income Builder VIP Class A II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
DWS Global Small Cap VIP Class A	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
DWS Government Money Market VIP Class A II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
DWS Small Mid Cap Growth VIP Class A II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT C

STATEMENTS OF NET ASSETS
As of December 31, 2024

	DWS Capital	DWS Core	DWS CROCI®	DWS Global	DWS Global	DWS Government
	Growth	Equity	International	Income Builder	Small Cap	Money Market
	VIP Class A	VIP Class A	VIP Class A	VIP Class A II	VIP Class A	VIP Class A II
ASSETS
Investments, at fair value	$57,616,258	$18,045,539	$4,954,147	$8,093,852	$4,884,099	$5,090,821
Total assets	$57,616,258	$18,045,539	$4,954,147	$8,093,852	$4,884,099	$5,090,821
NET ASSETS
Accumulation units	$57,616,258	$18,045,539	$4,954,147	$8,093,852	$4,884,099	$5,090,821
Total net assets	$57,616,258	$18,045,539	$4,954,147	$8,093,852	$4,884,099	$5,090,821
FUND SHARE INFORMATION
Number of shares	1,310,354	1,312,403	669,479	342,235	468,724	5,090,821
Cost of investments	$36,492,547	$13,871,727	$5,624,779	$7,664,554	$5,481,540	$5,090,821

ACCUMULATION UNIT VALUE [1]
Lowest	$29.68	$154.47	$60.30	$25.24	$79.33	$9.96
Highest	$395.80	$154.47	$60.30	$25.24	$79.33	$11.11

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	DWS Capital	DWS Core	DWS CROCI®	DWS Global	DWS Global	DWS Government
	Growth	Equity	International	Income Builder	Small Cap	Money Market
	VIP Class A	VIP Class A	VIP Class A	VIP Class A II	VIP Class A	VIP Class A II
NET INVESTMENT INCOME (LOSS)
Dividends	$100,004	$144,080	$177,521	$279,966	$69,001	$217,887
Charges from Everlake Life Insurance Company:
Mortality and expense risk	(219,400)	(69,741)	(21,474)	(32,319)	(20,257)	(18,960)
Contract administration	(163,399)	(52,285)	(16,099)	(24,230)	(15,186)	(13,915)
Net investment income (loss)	(282,795)	22,054	139,948	223,417	33,558	185,012
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	4,285,254	1,290,646	738,082	391,375	650,517	1,522,918
Cost of investments sold	2,880,665	1,042,100	836,919	382,575	734,742	1,522,918
Realized gains (losses) on fund shares	1,404,589	248,546	(98,837)	8,800	(84,225)	—
Realized gain distributions	4,033,147	909,995	—	—	208,526	—
Net realized gains (losses)	5,437,736	1,158,541	(98,837)	8,800	124,301	—
Change in unrealized gains (losses)	6,977,740	1,795,644	52,543	402,025	91,146	(1)
Net realized and change in unrealized gains (losses) on investments	12,415,476	2,954,185	(46,294)	410,825	215,447	(1)
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$12,132,681	$2,976,239	$93,654	$634,242	$249,005	$185,011

[1] The high and low accumulation unit value ("AUV") are reported at the same amount where there is only one policy offered for investment in the Sub-Account. Otherwise, when more than one policy is available for investment, a high and low AUV is reported.

See notes to financial statements.

EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT C

STATEMENTS OF NET ASSETS
As of December 31, 2024

DWS Small
Mid Cap Growth
VIP Class A II
ASSETS
Investments, at fair value	$735,408
Total assets	$735,408
NET ASSETS
Accumulation units	$735,408
Total net assets	$735,408
FUND SHARE INFORMATION
Number of shares	51,535
Cost of investments	$805,827

ACCUMULATION UNIT VALUE [1]
Lowest	$32.21
Highest	$32.21

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

DWS Small
Mid Cap Growth
VIP Class A II
NET INVESTMENT INCOME (LOSS)
Dividends	$—
Charges from Everlake Life Insurance Company:
Mortality and expense risk	(3,202)
Contract administration	(2,400)
Net investment income (loss)	(5,602)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	130,183
Cost of investments sold	142,536
Realized gains (losses) on fund shares	(12,353)
Realized gain distributions	7,373
Net realized gains (losses)	(4,980)
Change in unrealized gains (losses)	45,316
Net realized and change in unrealized gains (losses) on investments	40,336
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$34,734

See notes to financial statements.

EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT C
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2024

	DWS Capital	DWS Core	DWS CROCI®
	Growth	Equity	International
	VIP Class A	VIP Class A	VIP Class A
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(282,795)	$22,054	$139,948
Net realized gains (losses)	5,437,736	1,158,541	(98,837)
Change in unrealized gains (losses)	6,977,740	1,795,644	52,543
Increase (decrease) in net assets from operations	12,132,681	2,976,239	93,654
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits	11,463	14,383	2,920
Transfers for contract benefits and terminations	(3,217,056)	(1,081,672)	(507,460)
Contract maintenance charge	—	—	—
Transfers among the sub-accounts and with the Fixed Account - net	(124,763)	155,280	(188,571)
Increase (decrease) in net assets from contract transactions	(3,330,356)	(912,009)	(693,111)
INCREASE (DECREASE) IN NET ASSETS	8,802,325	2,064,230	(599,457)
NET ASSETS AT BEGINNING OF PERIOD	48,813,933	15,981,309	5,553,604
NET ASSETS AT END OF PERIOD	$57,616,258	$18,045,539	$4,954,147
Accumulation Units outstanding at beginning of period	168,330	123,367	93,694
Units issued	1,673	1,826	118
Units redeemed	(11,159)	(8,368)	(11,657)
Accumulation Units outstanding at end of period	158,844	116,825	82,155

	2024

	DWS Global	DWS Global	DWS Government
	Income Builder	Small Cap	Money Market
	VIP Class A II	VIP Class A	VIP Class A II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$223,417	$33,558	$185,012
Net realized gains (losses)	8,800	124,301	—
Change in unrealized gains (losses)	402,025	91,146	(1)
Increase (decrease) in net assets from operations	634,242	249,005	185,011
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits	4,700	2,064	1,810
Transfers for contract benefits and terminations	(255,252)	(465,532)	(402,015)
Contract maintenance charge	—	—	(30)
Transfers among the sub-accounts and with the Fixed Account - net	(70,025)	27,409	1,109,883
Increase (decrease) in net assets from contract transactions	(320,577)	(436,059)	709,648
INCREASE (DECREASE) IN NET ASSETS	313,665	(187,054)	894,659
NET ASSETS AT BEGINNING OF PERIOD	7,780,187	5,071,153	4,196,162
NET ASSETS AT END OF PERIOD	$8,093,852	$4,884,099	$5,090,821
Accumulation Units outstanding at beginning of period	333,957	67,133	394,442
Units issued	627	2,233	200,978
Units redeemed	(13,897)	(7,801)	(136,252)
Accumulation Units outstanding at end of period	320,687	61,565	459,168

See notes to financial statements.

EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT C
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31,

2024

DWS Small
Mid Cap Growth
VIP Class A II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(5,602)
Net realized gains (losses)	(4,980)
Change in unrealized gains (losses)	45,316
Increase (decrease) in net assets from operations	34,734
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits	1,960
Transfers for contract benefits and terminations	(80,126)
Contract maintenance charge	—
Transfers among the sub-accounts and with the Fixed Account - net	(13,480)
Increase (decrease) in net assets from contract transactions	(91,646)
INCREASE (DECREASE) IN NET ASSETS	(56,912)
NET ASSETS AT BEGINNING OF PERIOD	792,320
NET ASSETS AT END OF PERIOD	$735,408
Accumulation Units outstanding at beginning of period	25,683
Units issued	986
Units redeemed	(3,838)
Accumulation Units outstanding at end of period	22,831

See notes to financial statements.

EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT C
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2023

	DWS Capital	DWS Core	DWS CROCI®
	Growth	Equity	International
	VIP Class A	VIP Class A	VIP Class A
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(278,901)	$40,341	$158,841
Net realized gains (losses)	2,916,521	1,096,470	(354,427)
Change in unrealized gains (losses)	11,459,182	2,313,153	1,162,315
Increase (decrease) in net assets from operations	14,096,802	3,449,964	966,729
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits	10,745	9,940	6,185
Transfers for contract benefits and terminations	(4,644,048)	(2,582,958)	(1,395,492)
Contract maintenance charge	—	—	—
Transfers among the sub-accounts and with the Fixed Account - net	288,268	(211,228)	(88,215)
Increase (decrease) in net assets from contract transactions	(4,345,035)	(2,784,246)	(1,477,522)
INCREASE (DECREASE) IN NET ASSETS	9,751,767	665,718	(510,793)
NET ASSETS AT BEGINNING OF PERIOD	39,062,166	15,315,591	6,064,397
NET ASSETS AT END OF PERIOD	$48,813,933	$15,981,309	$5,553,604
Accumulation Units outstanding at beginning of period	184,015	147,426	120,849
Units issued	1,708	189	528
Units redeemed	(17,393)	(24,248)	(27,683)
Accumulation Units outstanding at end of period	168,330	123,367	93,694

	2023

	DWS Global	DWS Global	DWS Government
	Income Builder	Small Cap	Money Market
	VIP Class A II	VIP Class A	VIP Class A II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$186,011	$9,911	$158,963
Net realized gains (losses)	(36,297)	(163,241)	—
Change in unrealized gains (losses)	833,098	1,205,566	—
Increase (decrease) in net assets from operations	982,812	1,052,236	158,963
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits	3,400	2,080	2,915
Transfers for contract benefits and terminations	(431,419)	(680,316)	(1,474,526)
Contract maintenance charge	—	—	(30)
Transfers among the sub-accounts and with the Fixed Account - net	(983)	(34,103)	1,045,509
Increase (decrease) in net assets from contract transactions	(429,002)	(712,339)	(426,132)
INCREASE (DECREASE) IN NET ASSETS	553,810	339,897	(267,169)
NET ASSETS AT BEGINNING OF PERIOD	7,226,377	4,731,256	4,463,331
NET ASSETS AT END OF PERIOD	$7,780,187	$5,071,153	$4,196,162
Accumulation Units outstanding at beginning of period	353,902	77,475	436,277
Units issued	618	191	76,874
Units redeemed	(20,563)	(10,533)	(118,709)
Accumulation Units outstanding at end of period	333,957	67,133	394,442

See notes to financial statements.

EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT C
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31,

2023

DWS Small
Mid Cap Growth
VIP Class A II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(5,809)
Net realized gains (losses)	(49,402)
Change in unrealized gains (losses)	180,530
Increase (decrease) in net assets from operations	125,319
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits	1,850
Transfers for contract benefits and terminations	(110,639)
Contract maintenance charge	—
Transfers among the sub-accounts and with the Fixed Account - net	(121,119)
Increase (decrease) in net assets from contract transactions	(229,908)
INCREASE (DECREASE) IN NET ASSETS	(104,589)
NET ASSETS AT BEGINNING OF PERIOD	896,909
NET ASSETS AT END OF PERIOD	$792,320
Accumulation Units outstanding at beginning of period	34,307
Units issued	443
Units redeemed	(9,067)
Accumulation Units outstanding at end of period	25,683

See notes to financial statements.

EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

1.Organization
    On January 26, 2021, Allstate Insurance Company entered into a purchase agreement with Everlake US Holdings Company (formerly Antelope US Holdings Company), an affiliate of an investment fund managed by Blackstone Inc., to sell Everlake Life Insurance Company ("ELIC", formerly known as Allstate Life Insurance Company) and certain affiliates. The necessary state regulatory approvals were received on October 29, 2021, and the sale of ELIC and certain affiliates was completed on November 1, 2021, at which time Everlake US Holdings Company became the parent of ELIC. Subsequently, Allstate Life Insurance Company was renamed Everlake Life Insurance Company. The transaction had no impact on the obligations towards the contractholders of Everlake Life Insurance Company Variable Annuity Separate Account C.
Everlake Life Insurance Company Variable Annuity Separate Account C (the “Account”, formerly known as Allstate Life Insurance Company Variable Annuity Separate Account C), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of ELIC. The assets of the Account are legally segregated from those of ELIC. On January 1, 2016, Charter National Variable Annuity Account transferred to Allstate Life Insurance Company ("ALIC") and ALIC became the depositor of the Charter National Variable Annuity Account. The name of the Charter National Variable Annuity Account was changed to Allstate Life Insurance Company Variable Annuity Separate Account C, subsequently changed to Everlake Life Insurance Company Variable Annuity Separate Account C. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). ELIC issued the Scudder Horizon Plan variable annuity contract and the Helmsman variable annuity contract (collectively the “Contracts”), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders, but is closed to new contractholders. Absent any contract provisions wherein ELIC contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to mutual fund portfolios (Fund or Funds) in which they invest:

DWS Capital Growth VIP Class A
DWS Core Equity VIP Class A
DWS CROCI® International VIP Class A
DWS Global Income Builder VIP Class A II
DWS Global Small Cap VIP Class A
DWS Government Money Market VIP Class A II
DWS Small Mid Cap Growth VIP Class A II
    The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the ELIC general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.
The Separate Account is engaged in a single line of business as a registered unit investment trust and is divided into various subaccounts for variable annuity contracts with the assets owned by the contract owners. Each subaccount of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the chief operating decision maker (“CODM”) manages the activities of the Separate Account

EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

using information of each subaccount. The accounting policies of the Separate Account’s segments are the same as those described in the summary of significant accounting policies (see Note 3).
The Separate Account has identified the Chief Executive Officer of ELIC as the CODM as the Separate Account does not have employees and is not a separate legal entity. The CODM uses Increase (decrease) in net assets resulting from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the subaccounts within the Separate Account. The measure of segment assets is reported on the Statements of Net Assets. Refer to the Statements of Operations and Changes in Net Assets, Financial Highlights and the related footnotes for each subaccount’s operating segment results. All assets and revenue are generated in the U.S. and there is no customer greater than 10% of the results for all periods presented.
Subsequent Events - Subsequent events have been evaluated through April 7, 2025.
2. Portfolio changes
There were no sub-account changes during the year ended December 31, 2024 or the year ended December 31, 2023.
3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
    Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
    Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of ELIC. ELIC is taxed as a life insurance company under the Code and joins its subsidiaries ELIC Reinsurance Company and Everlake Assurance Company in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2024 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations and in the accompanying notes. Actual results could differ from those estimates.
4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statements of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1:     Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2:     Assets whose values are based on the following:

EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

(a)Quoted prices for similar assets in active markets;
(b)Quoted prices for identical or similar assets in markets that are not active; or
(c)Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3:    Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach, which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds’ managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period.
5. Expenses
Mortality and Expense Risk Charge - ELIC assumes mortality and expense risks related to the operations of the Account and deducts charges daily from the Scudder Horizon Plan contract at a rate equal to 0.40% per annum of the daily net assets of the Account, but reserves the right to increase the charges for this contract to 0.70%. For the Helmsman contract, the rate for mortality and expense risk charge is 0.90% per annum. The mortality and expense risk charge is recognized as a reduction in accumulation unit values and reported on the Statements of Operations. The mortality and expense risk charge covers insurance benefits available with the contracts and certain expenses of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contracts.
Contract Administration Charge - ELIC deducts administrative expense charges daily at a rate equal to 0.30% per annum of the daily net assets of the Account for the Scudder Horizon Plan contract and 0.40% per annum of the daily net assets of the Account for the Helmsman contract. The contract administration charge is recognized as a reduction in accumulation unit values and reported on the Statements of Operations.
Records Maintenance Charge - ELIC deducts an annual maintenance charge of $30 for the Helmsman contract if the accumulated value in a contract is less than $50,000. ELIC is contractually permitted to deduct an annual maintenance charge of $40 for the Scudder Horizon Plan contract but did not do so in the current or prior year. These charges, if deducted, are recognized as a redemption of units and reported as Contract Maintenance Charge on the Statements of Changes in Net Assets.
6.    Purchases of Investments
    The cost of investments purchased during the year ended December 31, 2024 was as follows:

Sub-Account	Purchases
DWS Capital Growth VIP Class A	$4,705,250
DWS Core Equity VIP Class A	1,310,686
DWS CROCI® International VIP Class A	184,920
DWS Global Income Builder VIP Class A II	294,215
DWS Global Small Cap VIP Class A	456,542
DWS Government Money Market VIP Class A II	2,417,578
DWS Small Mid Cap Growth VIP Class A II	40,307

EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights
    ELIC offers multiple Contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.
    In the table below, the accumulation units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by ELIC and the corresponding range of total return is presented for each Contract option of the sub-accounts that had outstanding accumulation units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest accumulation unit values disclosed in the Statements of Net Assets may differ from the values disclosed herein because the values in the Statements of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.
Items in the following table are notated as follows:
*        Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.
    Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the Sub-Account during the period or the net asset value at the end of the period is zero.
**     Expense Ratio - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administration charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.
*** Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio			Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**			Lowest to Highest***
DWS Capital Growth VIP Class A
2024	159	$29.68	-	$395.80	$57,616	0.19%	0.70	-	1.30%	24.97	-	25.73%
2023	168	23.75	-	314.80	48,814	0.08	0.70	-	1.30	36.79	-	37.61
2022	184	17.36	-	228.76	39,062	0.09	0.70	-	1.30	(31.63)	-	(31.22)
2021	212	25.40	-	332.60	62,991	0.21	0.70	-	1.30	21.19	-	21.92
2020	229	20.95	-	272.80	55,238	0.49	0.70	-	1.30	37.25	-	38.07
DWS Core Equity VIP Class A
2024	117	154.47	-	154.47	18,046	0.83	0.70	-	0.70	19.24	-	19.24
2023	123	129.54	-	129.54	15,981	0.96	0.70	-	0.70	24.70	-	24.70
2022	147	103.89	-	103.89	15,316	0.81	0.70	-	0.70	(16.12)	-	(16.12)
2021	157	123.85	-	123.85	19,417	0.76	0.70	-	0.70	24.43	-	24.43
2020	178	99.54	-	99.54	17,711	1.36	0.70	-	0.70	15.32	-	15.32
	DWS CROCI® International VIP Class A
2024	82	60.30	-	60.30	4,954	3.33	0.70	-	0.70	1.73	-	1.73
2023	94	59.27	-	59.27	5,554	3.42	0.70	-	0.70	18.12	-	18.12
2022	121	50.18	-	50.18	6,064	3.25	0.70	-	0.70	(13.79)	-	(13.79)
2021	128	58.21	-	58.21	7,458	2.42	0.70	-	0.70	8.49	-	8.48
2020	139	53.66	-	53.66	7,465	3.60	0.70	-	0.70	1.90	-	1.90
	DWS Global Income Builder VIP Class A II
2024	321	25.24	-	25.24	8,094	3.49	0.70	-	0.70	8.34	-	8.34
2023	334	23.30	-	23.30	7,780	3.20	0.70	-	0.70	14.09	-	14.09
2022	354	20.42	-	20.42	7,226	2.93	0.70	-	0.70	(15.57)	-	(15.57)
2021	401	24.19	-	24.19	9,705	2.28	0.70	-	0.70	10.18	-	10.18
2020	388	21.95	-	21.95	8,522	3.25	0.70	-	0.70	7.52	-	7.52
	DWS Global Small Cap VIP Class A
2024	62	79.33	-	79.33	4,884	1.37	0.70	-	0.70	5.02	-	5.02
2023	67	75.54	-	75.54	5,071	0.90	0.70	-	0.70	23.70	-	23.70
2022	77	61.07	-	61.07	4,731	0.56	0.70	-	0.70	(24.58)	-	(24.58)
2021	85	80.97	-	80.97	6,874	0.36	0.70	-	0.70	14.14	-	14.14
2020	100	70.94	-	70.94	7,077	0.81	0.70	-	0.70	16.54	-	16.54

EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio			Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**			Lowest to Highest***
	DWS Government Money Market VIP Class A II (On October 28, 2021, DWS Bond VIP Class A merged into DWS Government Money Market VIP Class A II)
2024	459	$9.96	-	$11.11	$5,091	4.77%	0.70	-	1.30%	3.57	-	4.19%
2023	394	9.62	-	10.67	4,196	4.63	0.70	-	1.30	3.41	-	4.03
2022	436	9.30	-	10.25	4,463	1.06	0.70	-	1.30	—	-	0.61
2021	460	9.30	-	10.19	4,673	0.01	0.70	-	1.30	(1.28)	-	(0.69)
2020	368	9.42	-	10.26	3,776	0.28	0.70	-	1.30	(1.06)	-	(0.46)
	DWS Small Mid Cap Growth VIP Class A II
2024	23	32.21	-	32.21	735	—	0.70	-	0.70	4.41	-	4.41
2023	26	30.85	-	30.85	792	0.03	0.70	-	0.70	18.00	-	18.00
2022	34	26.14	-	26.14	897	—	0.70	-	0.70	(28.52)	-	(28.52)
2021	47	36.57	-	36.57	1,702	0.04	0.70	-	0.70	13.05	-	13.05
2020	44	32.35	-	32.35	1,439	0.05	0.70	-	0.70	29.27	-	29.27